Capital structure and financing - C.7.2. Fair value of financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 1,920	$ 2,134
Current financial assets	1,825	2,015
Non-current financial assets	95	119
Financial assets at amortised cost | Derivative financial instruments
Disclosure of fair value measurement of assets [line items]
Financial assets	19	21
Financial assets at amortised cost | Other non-current assets
Disclosure of fair value measurement of assets [line items]
Financial assets	76	74
Financial assets at amortised cost | Trade receivables, net
Disclosure of fair value measurement of assets [line items]
Financial assets	379	405
Financial assets at amortised cost | Amounts due from non-controlling interests, associates and joint venture partners
Disclosure of fair value measurement of assets [line items]
Financial assets	15	65
Financial assets at amortised cost | Prepayments and accrued income
Disclosure of fair value measurement of assets [line items]
Financial assets	117	166
Financial assets at amortised cost | Supplier advances for capital expenditures
Disclosure of fair value measurement of assets [line items]
Financial assets	21	35
Financial assets at amortised cost | Other current assets
Disclosure of fair value measurement of assets [line items]
Financial assets	197	269
Financial assets at amortised cost | Restricted cash
Disclosure of fair value measurement of assets [line items]
Financial assets	57	203
Financial assets at amortised cost | Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial assets	1,039	895
Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Financial assets	1,920	2,134
Current financial assets	1,825	2,015
Non-current financial assets	95	119
Financial assets at fair value | Derivative financial instruments
Disclosure of fair value measurement of assets [line items]
Financial assets	19	21
Financial assets at fair value | Other non-current assets
Disclosure of fair value measurement of assets [line items]
Financial assets	76	74
Financial assets at fair value | Trade receivables, net
Disclosure of fair value measurement of assets [line items]
Financial assets	379	405
Financial assets at fair value | Amounts due from non-controlling interests, associates and joint venture partners
Disclosure of fair value measurement of assets [line items]
Financial assets	15	65
Financial assets at fair value | Prepayments and accrued income
Disclosure of fair value measurement of assets [line items]
Financial assets	117	166
Financial assets at fair value | Supplier advances for capital expenditures
Disclosure of fair value measurement of assets [line items]
Financial assets	21	35
Financial assets at fair value | Other current assets
Disclosure of fair value measurement of assets [line items]
Financial assets	197	269
Financial assets at fair value | Restricted cash
Disclosure of fair value measurement of assets [line items]
Financial assets	57	203
Financial assets at fair value | Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial assets	1,039	895
Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	8,812	10,260
Current financial liabilities	1,601	3,858
Non-current financial liabilities	7,210	6,403
Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	8,335	10,334
Current financial liabilities	1,601	3,858
Non-current financial liabilities	6,733	6,476
Debt and financing | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	6,804	7,744
Debt and financing | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	6,327	7,817
Trade payables | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	400	347
Trade payables | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	400	347
Payables and accruals for capital expenditure | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	428	452
Payables and accruals for capital expenditure | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	428	452
Derivative financial instruments | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	53	1
Derivative financial instruments | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	53	1
Put option liability | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	0	290
Put option liability | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	0	290
Amounts due to non-controlling interests, associates and joint venture partners | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	58	74
Amounts due to non-controlling interests, associates and joint venture partners | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	58	74
Accrued interest and other expenses | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	412	539
Accrued interest and other expenses | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	412	539
Other liabilities | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	658	814
Other liabilities | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	$ 658	$ 814